Performance Management	Jun. 28, 2026
Bright Rock Mid Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns for the one year, five year, ten year and since inception periods compare with those of a broad measure of market performance as well as the Fund’s benchmark index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at http://www.brightrockfunds.com/literature.html or by calling the Fund at 1-866-273-7223 (toll free).
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Additional Market Index [Text]	The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns for the one year, five year, ten year and since inception periods compare with those of a broad measure of market performance as well as the Fund’s benchmark index.
Bar Chart [Heading]	Calendar Year Total Return as of December 31*
Bar Chart Footnotes [Text Block]	The returns shown in the bar chart are for Institutional Class shares of the Fund. Investor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Investor Class shares are not currently offered for purchase.
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date return as of March 31, 2026 was -5.31%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 26.19% for the quarter ended June 30, 2020, and the lowest quarterly return was -23.19% for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(5.31%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	26.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(23.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class shares. The after-tax returns for Investor Class shares will vary. Investor Class shares are not currently offered for purchase.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class shares. The after-tax returns for Investor Class shares will vary. Investor Class shares are not currently offered for purchase.
In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Availability Website Address [Text]	http://www.brightrockfunds.com/literature.html
Performance Availability Phone [Text]	1-866-273-7223
Bright Rock Large Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns for the one year, five year, ten year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at http://www.brightrockfunds.com/literature.html or by calling the Fund at 1-866-273-7223 (toll free).
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	Calendar Year Total Return as of December 31*
Bar Chart Footnotes [Text Block]	The returns shown in the bar chart are for Institutional Class shares of the Fund. Investor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Investor Class shares are not currently offered for purchase.
Bar Chart Closing [Text Block]	The Fund’s calendar year-to-date return as of March 31, 2026 was -2.93%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 18.04% for the quarter ended June 30, 2020, and the lowest quarterly return was -21.52% for the quarter ended March 31, 2020.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(2.93%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	18.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(21.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class shares. The after-tax returns for Investor Class shares will vary. Investor Class shares are not currently offered for purchase.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class shares. The after-tax returns for Investor Class shares will vary. Investor Class shares are not currently offered for purchase.

Performance Availability Website Address [Text]	http://www.brightrockfunds.com/literature.html
Performance Availability Phone [Text]	1-866-273-7223